Convertible Bond and Detachable Warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 25, 2023	Mar. 01, 2022 $ / shares	Jan. 26, 2022 USD ($) $ / shares	Mar. 31, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 24, 2023 $ / shares	Oct. 25, 2022 $ / shares	Aug. 29, 2022 $ / shares
Convertible Bond and Detachable Warrants (Details) [Line Items]
Offering cost (in Dollars) | $			$ 3,000
Principal amount percentage			8.00%
Exercise price			$ 81
Net proceeds (in Dollars) | $						$ 2,635
Interest rate percentage					12.00%	12.00%
Percentage amount of conversion price					125.00%	125.00%
Effect of share consolidation						$ 20
Percentage of weighted average price					100.00%	100.00%
Ordinary shares, par value							$ 1.3	$ 2.3	$ 4.5
Conversion price		$ 6					$ 2.3		$ 4.5
Purchase an aggregate shares (in Shares) | shares					17,934,783	17,934,783
Warrant issuance amount (in Yuan Renminbi) | ¥					¥ 11,020
Warrant liability (in Shares) | shares					2,756,000	2,756,000
Series B warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price			81
JAK Warrants [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Effect of share consolidation		$ 6
Subsequent Event [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Bond matures description	The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.
Purchase an aggregate shares (in Shares) | shares				31,730,770
Series B warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price			$ 20